First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments
April 30, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 2.0%
2,984	General Dynamics Corp.	$856,677
1,870	Lockheed Martin Corp.	869,419
		1,726,096
	Banks — 1.2%
5,193	JPMorgan Chase & Co.	995,706
	Beverages — 4.7%
32,999	Coca-Cola (The) Co.	2,038,348
2,840	Constellation Brands, Inc., Class A	719,826
6,893	PepsiCo, Inc.	1,212,548
		3,970,722
	Biotechnology — 1.2%
6,005	AbbVie, Inc.	976,653
	Capital Markets — 2.1%
5,084	CME Group, Inc.	1,065,810
5,466	Intercontinental Exchange, Inc.	703,802
		1,769,612
	Chemicals — 2.9%
2,408	Ecolab, Inc.	544,569
1,849	Linde PLC	815,335
5,654	LyondellBasell Industries N.V., Class A	565,231
4,040	PPG Industries, Inc.	521,160
		2,446,295
	Commercial Services & Supplies — 5.9%
1,314	Cintas Corp.	865,059
11,673	Republic Services, Inc.	2,237,714
8,817	Waste Management, Inc.	1,834,112
		4,936,885
	Communications Equipment — 5.7%
35,728	Cisco Systems, Inc.	1,678,502
8,620	F5, Inc. (a)	1,424,972
4,908	Motorola Solutions, Inc.	1,664,548
		4,768,022
	Consumer Staples Distribution & Retail — 2.8%
906	Costco Wholesale Corp.	654,947
6,268	Sysco Corp.	465,838
20,628	Walmart, Inc.	1,224,272
		2,345,057
	Electric Utilities — 2.4%
10,767	Duke Energy Corp.	1,057,965
12,743	Southern (The) Co.	936,611
		1,994,576
	Electrical Equipment — 1.2%
5,710	AMETEK, Inc.	997,309
Shares	Description	Value

	Electronic Equipment, Instruments & Components — 2.2%
15,606	Amphenol Corp., Class A	$1,884,737
	Entertainment — 0.8%
5,572	Electronic Arts, Inc.	706,641
	Financial Services — 6.8%
5,356	Berkshire Hathaway, Inc., Class B (a)	2,124,886
6,082	Fiserv, Inc. (a)	928,539
1,990	Mastercard, Inc., Class A	897,888
6,649	Visa, Inc., Class A	1,785,988
		5,737,301
	Food Products — 0.9%
10,720	Mondelez International, Inc., Class A	771,197
	Gas Utilities — 1.2%
8,376	Atmos Energy Corp.	987,530
	Ground Transportation — 1.2%
29,824	CSX Corp.	990,753
	Health Care Equipment & Supplies — 1.7%
7,371	Abbott Laboratories	781,105
8,843	Hologic, Inc. (a)	670,034
		1,451,139
	Health Care Providers & Services — 5.1%
6,738	Cencora, Inc.	1,610,719
1,576	Elevance Health, Inc.	833,042
4,700	Laboratory Corp. of America Holdings	946,439
6,484	Quest Diagnostics, Inc.	895,959
		4,286,159
	Hotels, Restaurants & Leisure — 5.7%
5,408	Darden Restaurants, Inc.	829,641
2,671	Hilton Worldwide Holdings, Inc.	526,935
6,739	McDonald’s Corp.	1,840,017
11,194	Yum! Brands, Inc.	1,581,152
		4,777,745
	Household Products — 5.3%
16,963	Colgate-Palmolive Co.	1,559,239
8,877	Kimberly-Clark Corp.	1,211,977
10,299	Procter & Gamble (The) Co.	1,680,796
		4,452,012
	Industrial Conglomerates — 1.3%
5,715	Honeywell International, Inc.	1,101,452

First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance — 6.0%
4,149	Chubb Ltd.	$1,031,607
9,853	Globe Life, Inc.	750,503
21,236	Loews Corp.	1,595,885
8,357	Marsh & McLennan Cos., Inc.	1,666,637
		5,044,632
	IT Services — 5.1%
13,196	Akamai Technologies, Inc. (a)	1,331,872
8,250	International Business Machines Corp.	1,371,150
9,470	VeriSign, Inc. (a)	1,604,976
		4,307,998
	Machinery — 2.2%
3,971	Illinois Tool Works, Inc.	969,361
9,915	Otis Worldwide Corp.	904,248
		1,873,609
	Multi-Utilities — 0.9%
8,216	Consolidated Edison, Inc.	775,590
	Oil, Gas & Consumable Fuels — 1.9%
53,630	Kinder Morgan, Inc.	980,356
16,831	Williams (The) Cos., Inc.	645,637
		1,625,993
	Pharmaceuticals — 3.4%
12,866	Johnson & Johnson	1,860,295
7,562	Merck & Co., Inc.	977,161
		2,837,456
	Professional Services — 2.0%
3,997	Broadridge Financial Solutions, Inc.	773,060
4,022	Verisk Analytics, Inc.	876,635
		1,649,695
	Retail REITs — 0.7%
10,334	Realty Income Corp.	553,282
	Software — 2.3%
3,758	Roper Technologies, Inc.	1,922,067
	Specialized REITs — 0.5%
16,087	VICI Properties, Inc.	459,284
	Specialty Retail — 4.3%
1,555	Home Depot (The), Inc.	519,712
688	O’Reilly Automotive, Inc. (a)	697,123
4,298	Ross Stores, Inc.	556,806
19,745	TJX (The) Cos., Inc.	1,857,807
		3,631,448
	Technology Hardware, Storage & Peripherals — 2.0%
9,672	Apple, Inc.	1,647,432
Shares	Description	Value

	Tobacco — 2.2%
19,412	Altria Group, Inc.	$850,440
10,267	Philip Morris International, Inc.	974,749
		1,825,189
	Wireless Telecommunication Services — 2.0%
10,086	T-Mobile US, Inc.	1,655,819
	Total Common Stocks	83,883,093
	(Cost $78,730,887)
MONEY MARKET FUNDS — 0.2%
172,479	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (b)	172,479
	(Cost $172,479)

	Total Investments — 100.0%	84,055,572
	(Cost $78,903,366)
	Net Other Assets and Liabilities — 0.0%	24,014
	Net Assets — 100.0%	$84,079,586

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 83,883,093	$ 83,883,093	$ —	$ —
Money Market Funds	172,479	172,479	—	—
Total Investments	$84,055,572	$84,055,572	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments
April 30, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 98.5%
	Australia — 7.5%
7,349	ANZ Group Holdings Ltd. (AUD) (c)	$132,605
3,067	ASX Ltd. (AUD) (c)	125,287
71,091	Aurizon Holdings Ltd. (AUD) (c)	174,617
17,355	Brambles Ltd. (AUD) (c)	163,269
20,095	Coles Group Ltd. (AUD) (c)	209,575
2,836	Commonwealth Bank of Australia (AUD) (c)	207,792
9,159	National Australia Bank Ltd. (AUD) (c)	198,544
11,471	Orica Ltd. (AUD) (c)	132,819
171,476	Telstra Group Ltd. (AUD) (c)	405,130
7,602	Washington H Soul Pattinson & Co., Ltd. (AUD) (c)	159,091
5,195	Wesfarmers Ltd. (AUD) (c)	222,549
10,316	Westpac Banking Corp. (AUD) (c)	171,311
7,695	Woolworths Group Ltd. (AUD) (c)	157,879
		2,460,468
	Belgium — 1.2%
2,783	Anheuser-Busch InBev S.A. / N.V. (EUR) (c)	166,351
3,228	Groupe Bruxelles Lambert N.V. (EUR) (c)	239,614
		405,965
	Bermuda — 0.5%
4,345	Jardine Matheson Holdings Ltd. (c)	166,280
	Cayman Islands — 1.0%
35,145	CK Asset Holdings Ltd. (HKD) (c)	149,914
35,653	CK Hutchison Holdings Ltd. (HKD) (c)	173,158
		323,072
	Denmark — 1.1%
997	Carlsberg A/S, Class B (DKK) (c)	134,109
11,191	Tryg A/S (DKK) (c)	221,495
		355,604
	France — 9.1%
730	Air Liquide S.A. (EUR) (c)	142,773
5,611	AXA S.A. (EUR) (c)	193,869
3,134	Bouygues S.A. (EUR) (c)	115,505
3,881	Cie Generale des Etablissements Michelin S.C.A. (EUR) (c)	149,103
9,578	Danone S.A. (EUR) (c)	599,462
11,211	Engie S.A. (EUR) (c)	194,630
724	EssilorLuxottica S.A. (EUR) (c)	154,380
Shares	Description	Value

	France (Continued)
8,451	Getlink SE (EUR) (c)	$143,867
55,116	Orange S.A. (EUR) (c)	613,458
1,567	Publicis Groupe S.A. (EUR) (c)	172,914
748	Safran S.A. (EUR) (c)	162,191
1,338	Sodexo S.A. (EUR) (c)	116,504
1,893	Vinci S.A. (EUR) (c)	221,815
		2,980,471
	Germany — 7.6%
1,226	Allianz SE (EUR) (c)	347,921
2,085	Beiersdorf AG (EUR) (c)	313,383
2,058	Brenntag SE (EUR) (c)	164,236
1,270	Deutsche Boerse AG (EUR) (c)	244,846
20,185	Deutsche Telekom AG (EUR) (c)	462,350
21,815	E.ON SE (EUR) (c)	288,874
657	Hannover Rueck SE (EUR) (c)	162,965
1,549	Mercedes-Benz Group AG (EUR) (c)	117,168
623	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (EUR) (c)	274,001
1,515	Talanx AG (EUR) (c)	113,950
		2,489,694
	Hong Kong — 1.7%
58,579	BOC Hong Kong Holdings Ltd. (HKD) (c)	179,550
25,823	CLP Holdings Ltd. (HKD) (c)	203,125
30,220	Power Assets Holdings Ltd. (HKD) (c)	173,347
		556,022
	Ireland — 0.3%
1,073	Kerry Group PLC, Class A (EUR) (c)	92,341
	Israel — 0.7%
1,425	Check Point Software Technologies Ltd. (d)	212,924
	Italy — 3.1%
10,051	Assicurazioni Generali S.p.A. (EUR) (c)	245,068
16,964	Enel S.p.A. (EUR) (c)	111,495
9,473	Eni S.p.A. (EUR) (c)	152,153
11,817	Infrastrutture Wireless Italiane S.p.A. (EUR) (c) (e) (f)	126,642
10,214	Poste Italiane S.p.A. (EUR) (c) (e) (f)	129,750
26,340	Snam S.p.A. (EUR) (c)	120,513
17,453	Terna-Rete Elettrica Nazionale (EUR) (c)	139,832
		1,025,453

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Japan — 21.4%
9,400	Aeon Co., Ltd. (JPY) (c)	$196,538
5,600	AGC, Inc. (JPY) (c)	207,056
9,300	ANA Holdings, Inc. (JPY) (c)	176,626
2,500	Asahi Group Holdings Ltd. (JPY) (c)	85,523
21,100	Asahi Kasei Corp. (JPY) (c)	147,112
4,700	Bridgestone Corp. (JPY) (c)	207,397
6,100	Canon, Inc. (JPY) (c)	165,098
7,400	Central Japan Railway Co. (JPY) (c)	169,223
1,200	Daito Trust Construction Co., Ltd. (JPY) (c)	128,633
3,300	Daiwa House Industry Co., Ltd. (JPY) (c)	92,858
7,200	East Japan Railway Co. (JPY) (c)	131,969
4,200	FUJIFILM Holdings Corp. (JPY) (c)	89,344
3,900	Hankyu Hanshin Holdings, Inc. (JPY) (c)	102,251
1,100	Hirose Electric Co., Ltd. (JPY) (c)	116,760
11,200	Hulic Co., Ltd. (JPY) (c)	103,204
8,800	Japan Airlines Co., Ltd. (JPY) (c)	155,925
11,800	Japan Post Holdings Co., Ltd. (JPY) (c)	113,319
13,100	Japan Tobacco, Inc. (JPY) (c)	352,411
3,800	Kao Corp. (JPY) (c)	156,759
6,700	KDDI Corp. (JPY) (c)	185,917
6,400	Kintetsu Group Holdings Co., Ltd. (JPY) (c)	164,535
28,100	Kirin Holdings Co., Ltd. (JPY) (c)	410,192
10,800	Kyocera Corp. (JPY) (c)	131,637
6,600	McDonald’s Holdings Co., Japan Ltd. (JPY) (c)	290,325
6,800	MEIJI Holdings Co., Ltd. (JPY) (c)	152,146
2,800	NIPPON EXPRESS HOLDINGS, Inc. (JPY) (c)	143,243
213,800	Nippon Telegraph & Telephone Corp. (JPY) (c)	230,832
5,000	Ono Pharmaceutical Co., Ltd. (JPY) (c)	72,017
5,700	SCSK Corp. (JPY) (c)	103,621
2,500	Secom Co., Ltd. (JPY) (c)	173,656
16,500	Sekisui Chemical Co., Ltd. (JPY) (c)	240,043
8,200	Sekisui House Ltd. (JPY) (c)	188,439
3,300	Shionogi & Co., Ltd. (JPY) (c)	154,113
Shares	Description	Value

	Japan (Continued)
39,100	SoftBank Corp. (JPY) (c)	$471,612
3,000	Suntory Beverage & Food, Ltd. (JPY) (c)	97,606
9,100	Takeda Pharmaceutical Co., Ltd. (JPY) (c)	239,167
4,400	Tobu Railway Co., Ltd. (JPY) (c)	87,298
3,600	Toho Co., Ltd. (JPY) (c)	120,609
13,200	Tokyu Corp. (JPY) (c)	156,256
16,400	Toray Industries, Inc. (JPY) (c)	74,960
11,600	USS Co., Ltd. (JPY) (c)	88,616
5,600	West Japan Railway Co. (JPY) (c)	106,296
		6,981,142
	Netherlands — 6.4%
1,900	Euronext N.V. (EUR) (c) (e) (f)	171,097
1,458	EXOR N.V. (EUR) (c)	159,178
6,095	Ferrovial SE (EUR) (c)	219,209
2,322	Heineken Holding N.V. (EUR) (c)	186,791
1,725	Heineken N.V. (EUR) (c)	167,877
6,591	Koninklijke Ahold Delhaize N.V. (EUR) (c)	200,065
174,032	Koninklijke KPN N.V. (EUR) (c)	632,456
4,462	QIAGEN N.V. (EUR) (c)	186,296
1,212	Wolters Kluwer N.V. (EUR) (c)	181,444
		2,104,413
	New Zealand — 1.3%
31,578	Auckland International Airport Ltd. (NZD)	146,068
102,583	Spark New Zealand Ltd. (NZD)	288,333
		434,401
	Norway — 1.0%
22,614	Orkla ASA (NOK) (c)	153,830
13,903	Telenor ASA (NOK)	160,075
		313,905
	Singapore — 10.5%
24,530	DBS Group Holdings Ltd. (SGD) (c)	624,470
64,200	Oversea-Chinese Banking Corp., Ltd. (SGD) (c)	666,497
95,000	Singapore Exchange Ltd. (SGD) (c)	648,045
140,600	Singapore Technologies Engineering Ltd. (SGD) (c)	413,011
107,200	Singapore Telecommunications Ltd. (SGD) (c)	185,914

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Singapore (Continued)
31,400	United Overseas Bank Ltd. (SGD) (c)	$696,791
76,900	Wilmar International Ltd. (SGD) (c)	180,759
		3,415,487
	Spain — 1.9%
10,103	Enagas S.A. (EUR) (c)	148,171
13,538	Iberdrola S.A. (EUR) (c)	165,997
10,987	Redeia Corp. S.A. (EUR) (c)	183,413
29,655	Telefonica S.A. (EUR) (c)	132,843
		630,424
	Sweden — 1.8%
6,324	Essity AB, Class B (SEK) (c)	157,782
3,549	Industrivarden AB, Class C (SEK) (c)	114,100
5,411	Investor AB, Class B (SEK) (c)	132,530
2,282	L E Lundbergforetagen AB, Class B (SEK) (c)	112,475
36,973	Telia Co., AB (SEK) (c)	84,575
		601,462
	Switzerland — 9.4%
1,453	Baloise Holding AG (CHF) (c)	219,567
5,391	Coca-Cola HBC AG (GBP) (c)	174,014
983	Helvetia Holding AG (CHF) (c)	128,582
1,912	Holcim AG (CHF) (c)	160,049
3,054	Nestle S.A. (CHF) (c)	306,622
2,809	Novartis AG (CHF) (c)	272,635
813	Roche Holding AG (CHF) (c)	194,807
212	Swiss Life Holding AG (CHF) (c)	143,048
3,480	Swiss Prime Site AG (CHF) (c)	321,318
1,401	Swiss Re AG (CHF) (c)	152,296
1,156	Swisscom AG (CHF) (c)	634,190
720	Zurich Insurance Group AG (CHF) (c)	348,514
		3,055,642
	United Kingdom — 11.0%
3,854	Admiral Group PLC (GBP) (c)	131,179
7,649	Bunzl PLC (GBP) (c)	293,322
3,519	Coca-Cola Europacific Partners PLC	253,438
14,614	Compass Group PLC (GBP) (c)	406,469
10,414	GSK PLC (GBP) (c)	216,058
49,781	Haleon PLC (GBP) (c)	210,242
4,272	London Stock Exchange Group PLC (GBP) (c)	470,944
15,903	National Grid PLC (GBP) (c)	208,602
7,366	RELX PLC (GBP) (c)	302,645
10,551	Smiths Group PLC (GBP) (c)	212,707
Shares	Description	Value

	United Kingdom (Continued)
54,820	Tesco PLC (GBP) (c)	$202,399
13,259	Unilever PLC (GBP) (c)	685,897
		3,593,902
	Total Common Stocks	32,199,072
	(Cost $32,202,063)
MONEY MARKET FUNDS — 0.7%
233,293	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (g)	233,293
	(Cost $233,293)

	Total Investments — 99.2%	32,432,365
	(Cost $32,435,356)
	Net Other Assets and Liabilities — 0.8%	264,727
	Net Assets — 100.0%	$32,697,092

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At April 30, 2024, securities noted
as such are valued at $31,138,234 or 95.2% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)	Non-income producing security.
(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Rate shown reflects yield as of April 30, 2024.

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– United States Dollar

Sector Allocation	% of Total Long-Term Investments
Financials	26.0%
Consumer Staples	18.7
Industrials	15.6
Communication Services	15.2
Consumer Discretionary	6.3
Utilities	6.0
Health Care	4.6
Information Technology	2.6
Real Estate	2.5
Materials	2.0
Energy	0.5
Total	100.0%

Currency Exposure Diversification	% of Total Investments
EUR	30.0%
JPY	21.5
GBP	10.8
SGD	10.5
CHF	8.9
AUD	7.6
HKD	2.7
USD	2.7
SEK	1.9
NZD	1.3
DKK	1.1
NOK	1.0
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Israel	$ 212,924	$ 212,924	$ —	$ —
New Zealand	434,401	434,401	—	—
Norway	313,905	160,075	153,830	—
United Kingdom	3,593,902	253,438	3,340,464	—
Other Country Categories*	27,643,940	—	27,643,940	—
Money Market Funds	233,293	233,293	—	—
Total Investments	$32,432,365	$1,294,131	$31,138,234	$—

*	See Portfolio of Investments for country breakout.

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments
April 30, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 2.4%
994	AAR Corp. (a)	$68,725
954	BWX Technologies, Inc.	91,365
360	Curtiss-Wright Corp.	91,231
1,352	Hexcel Corp.	86,812
513	Moog, Inc., Class A	81,603
		419,736
	Automobile Components — 1.0%
762	Autoliv, Inc.	91,280
2,655	Gentex Corp.	91,066
		182,346
	Banks — 1.6%
1,569	Commerce Bancshares, Inc.	85,793
6,387	F.N.B. Corp.	85,203
3,349	Old National Bancorp	55,392
1,097	Prosperity Bancshares, Inc.	67,981
		294,369
	Biotechnology — 1.7%
4,161	Exelixis, Inc. (a)	97,617
820	Neurocrine Biosciences, Inc. (a)	112,783
386	United Therapeutics Corp. (a)	90,451
		300,851
	Building Products — 1.1%
265	Carlisle Cos., Inc.	102,886
186	Lennox International, Inc.	86,196
		189,082
	Capital Markets — 3.6%
583	Affiliated Managers Group, Inc.	91,006
557	Evercore, Inc., Class A	101,096
2,829	Federated Hermes, Inc.	92,933
2,920	Janus Henderson Group PLC	91,162
2,116	Jefferies Financial Group, Inc.	91,115
1,394	SEI Investments Co.	91,934
1,155	Stifel Financial Corp.	92,308
		651,554
	Chemicals — 2.1%
975	Ashland, Inc.	92,947
666	Balchem Corp.	94,159
761	Innospec, Inc.	91,320
857	RPM International, Inc.	91,622
		370,048
	Commercial Services & Supplies — 2.3%
1,266	ABM Industries, Inc.	55,324
475	Clean Harbors, Inc. (a)	89,989
491	MSA Safety, Inc.	88,577
Shares	Description	Value

	Commercial Services & Supplies (Continued)
481	Tetra Tech, Inc.	$93,660
568	UniFirst Corp.	90,954
		418,504
	Construction & Engineering — 1.6%
985	AECOM	90,975
289	EMCOR Group, Inc.	103,222
3,720	MDU Resources Group, Inc.	91,884
		286,081
	Construction Materials — 0.6%
442	Eagle Materials, Inc.	110,814
	Consumer Finance — 0.5%
802	FirstCash Holdings, Inc.	90,610
	Consumer Staples Distribution & Retail — 3.0%
1,366	BJ’s Wholesale Club Holdings, Inc. (a)	102,013
287	Casey’s General Stores, Inc.	91,720
2,908	Grocery Outlet Holding Corp. (a)	75,521
1,343	Performance Food Group Co. (a)	91,163
1,214	Sprouts Farmers Market, Inc. (a)	80,160
1,793	US Foods Holding Corp. (a)	90,098
		530,675
	Containers & Packaging — 2.0%
631	AptarGroup, Inc.	91,104
3,329	Graphic Packaging Holding Co.	86,055
1,948	Silgan Holdings, Inc.	90,894
1,612	Sonoco Products Co.	90,352
		358,405
	Diversified Consumer Services — 1.5%
700	Grand Canyon Education, Inc. (a)	91,014
1,960	H&R Block, Inc.	92,571
1,275	Service Corp. International	91,430
		275,015
	Diversified REITs — 1.0%
3,519	Essential Properties Realty Trust, Inc.	92,690
1,659	WP Carey, Inc.	90,980
		183,670
	Diversified Telecommunication Services — 0.3%
849	Cogent Communications Holdings, Inc.	54,489

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities — 2.6%
1,554	ALLETE, Inc.	$92,028
976	IDACORP, Inc.	92,505
2,686	OGE Energy Corp.	93,070
2,516	PNM Resources, Inc.	93,243
2,134	Portland General Electric Co.	92,253
		463,099
	Electrical Equipment — 0.5%
1,275	nVent Electric PLC	91,889
	Electronic Equipment, Instruments & Components — 3.7%
718	Arrow Electronics, Inc. (a)	91,667
1,842	Avnet, Inc.	90,019
503	Insight Enterprises, Inc. (a)	91,833
441	Littelfuse, Inc.	101,712
1,013	Plexus Corp. (a)	102,323
779	TD SYNNEX Corp.	91,797
2,232	Vontier Corp.	90,686
		660,037
	Entertainment — 0.5%
489	Madison Square Garden Sports Corp. (a)	90,915
	Financial Services — 4.1%
1,717	Essent Group Ltd.	90,950
2,308	EVERTEC, Inc.	86,619
4,478	MGIC Investment Corp.	90,814
1,173	Mr. Cooper Group, Inc. (a)	90,556
2,964	NMI Holdings, Inc., Class A (a)	91,469
3,037	Radian Group, Inc.	90,715
1,339	Voya Financial, Inc.	91,266
8,017	Western Union (The) Co.	107,748
		740,137
	Food Products — 2.7%
3,726	Flowers Foods, Inc.	92,926
811	Ingredion, Inc.	92,933
673	J & J Snack Foods Corp.	92,396
554	Lancaster Colony Corp.	105,709
867	Post Holdings, Inc. (a)	92,032
		475,996
	Gas Utilities — 3.3%
1,081	Chesapeake Utilities Corp.	114,445
1,727	National Fuel Gas Co.	91,704
2,133	New Jersey Resources Corp.	93,191
1,436	ONE Gas, Inc.	92,651
1,483	Southwest Gas Holdings, Inc.	110,661
1,503	Spire, Inc.	92,870
		595,522
Shares	Description	Value

	Ground Transportation — 1.9%
1,826	Knight-Swift Transportation Holdings, Inc.	$84,416
521	Landstar System, Inc.	90,868
652	Ryder System, Inc.	79,446
2,666	Werner Enterprises, Inc.	91,177
		345,907
	Health Care Equipment & Supplies — 1.0%
1,556	Enovis Corp. (a)	85,938
1,797	Globus Medical, Inc., Class A (a)	89,473
		175,411
	Health Care Providers & Services — 2.4%
1,396	Acadia Healthcare Co., Inc. (a)	103,220
164	Chemed Corp.	93,152
1,105	Encompass Health Corp.	92,135
784	Ensign Group (The), Inc.	92,794
2,152	Patterson Cos., Inc.	54,812
		436,113
	Health Care REITs — 1.9%
3,757	CareTrust REIT, Inc.	92,873
3,930	Healthcare Realty Trust, Inc.	55,924
3,003	Omega Healthcare Investors, Inc.	91,321
6,526	Sabra Health Care REIT, Inc.	90,842
		330,960
	Hotels, Restaurants & Leisure — 3.9%
776	Choice Hotels International, Inc.	91,770
628	Churchill Downs, Inc.	81,012
1,342	Monarch Casino & Resort, Inc.	90,947
891	Papa John’s International, Inc.	54,966
579	Texas Roadhouse, Inc.	93,091
567	Vail Resorts, Inc.	107,373
4,620	Wendy’s (The) Co.	92,354
1,247	Wyndham Hotels & Resorts, Inc.	91,667
		703,180
	Household Durables — 0.3%
3,072	Leggett & Platt, Inc.	55,511
	Household Products — 0.4%
2,609	Energizer Holdings, Inc.	74,930
	Independent Power and Renewable Electricity Producers — 0.3%
872	Ormat Technologies, Inc.	55,660
	Industrial REITs — 2.7%
585	EastGroup Properties, Inc.	90,886
2,003	First Industrial Realty Trust, Inc.	90,976
13,904	LXP Industrial Trust	116,098

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Industrial REITs (Continued)
2,027	Rexford Industrial Realty, Inc.	$86,776
2,674	STAG Industrial, Inc.	91,959
		476,695
	Insurance — 6.2%
723	American Financial Group, Inc.	92,364
1,178	Assured Guaranty Ltd.	90,353
3,431	CNO Financial Group, Inc.	90,338
1,824	Fidelity National Financial, Inc.	90,288
1,909	First American Financial Corp.	102,265
710	Hanover Insurance Group (The), Inc.	92,172
3,106	Old Republic International Corp.	92,745
427	Primerica, Inc.	90,464
488	Reinsurance Group of America, Inc.	91,251
384	RenaissanceRe Holdings Ltd.	84,192
650	RLI Corp.	91,878
914	Selective Insurance Group, Inc.	92,908
		1,101,218
	Leisure Products — 0.6%
5,569	Mattel, Inc. (a)	102,024
	Machinery — 6.8%
914	AGCO Corp.	104,370
1,152	Albany International Corp., Class A	91,872
1,268	Donaldson Co., Inc.	91,550
1,094	Federal Signal Corp.	88,942
1,966	Flowserve Corp.	92,716
897	Franklin Electric Co., Inc.	86,354
1,126	Graco, Inc.	90,305
699	ITT, Inc.	90,409
413	Lincoln Electric Holdings, Inc.	90,666
709	Middleby (The) Corp. (a)	98,530
793	Oshkosh Corp.	89,030
878	Tennant Co.	102,269
461	Watts Water Technologies, Inc., Class A	91,490
		1,208,503
	Marine Transportation — 0.5%
842	Kirby Corp. (a)	91,887
	Media — 0.5%
2,118	New York Times (The) Co., Class A	91,138
	Metals & Mining — 0.9%
315	Reliance, Inc.	89,687
602	Royal Gold, Inc.	72,318
		162,005
Shares	Description	Value

	Mortgage REITs — 0.8%
3,008	ARMOUR Residential REIT, Inc.	$54,656
8,005	Ellington Financial, Inc.	91,577
		146,233
	Multi-Utilities — 1.6%
2,579	Avista Corp.	92,793
1,691	Black Hills Corp.	92,836
1,830	Northwestern Energy Group, Inc.	92,305
		277,934
	Office REITs — 0.5%
3,887	COPT Defense Properties	93,171
	Oil, Gas & Consumable Fuels — 1.0%
6,522	Antero Midstream Corp.	90,265
1,456	DT Midstream, Inc.	90,563
		180,828
	Personal Care Products — 0.5%
2,470	Edgewell Personal Care Co.	92,921
	Pharmaceuticals — 1.5%
6,000	Innoviva, Inc. (a)	90,660
711	Jazz Pharmaceuticals PLC (a)	78,743
1,299	Prestige Consumer Healthcare, Inc. (a)	93,216
		262,619
	Professional Services — 4.7%
228	CACI International, Inc., Class A (a)	91,708
599	Exponent, Inc.	55,054
263	FTI Consulting, Inc. (a)	56,237
2,966	Genpact Ltd.	91,175
1,403	KBR, Inc.	91,111
1,503	Korn Ferry	91,262
1,212	ManpowerGroup, Inc.	91,445
1,145	Maximus, Inc.	91,921
707	Science Applications International Corp.	90,991
3,787	Verra Mobility Corp. (a)	89,298
		840,202
	Residential REITs — 1.3%
2,557	American Homes 4 Rent, Class A	91,540
1,520	Equity LifeStyle Properties, Inc.	91,641
3,522	Independence Realty Trust, Inc.	55,542
		238,723
	Retail REITs — 2.6%
1,600	Agree Realty Corp.	91,552
4,224	Brixmor Property Group, Inc.	93,351
2,279	NNN REIT, Inc.	92,368

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Retail REITs (Continued)
2,843	Phillips Edison & Co., Inc.	$92,966
6,975	Retail Opportunity Investments Corp.	85,583
		455,820
	Semiconductors & Semiconductor Equipment — 0.3%
618	Cirrus Logic, Inc. (a)	54,736
	Software — 2.4%
714	Blackbaud, Inc. (a)	55,635
933	CommVault Systems, Inc. (a)	95,604
1,162	Dolby Laboratories, Inc., Class A	90,241
1,040	InterDigital, Inc.	102,679
1,836	Progress Software Corp.	91,470
		435,629
	Specialized REITs — 4.0%
2,827	CubeSmart	114,324
2,248	EPR Properties	91,246
3,891	Four Corners Property Trust, Inc.	91,244
2,160	Gaming and Leisure Properties, Inc.	92,297
723	Lamar Advertising Co., Class A	83,759
1,716	National Storage Affiliates Trust	60,129
2,262	PotlatchDeltic Corp.	90,503
3,078	Rayonier, Inc.	91,293
		714,795
	Specialty Retail — 1.0%
217	Murphy USA, Inc.	89,799
2,160	Valvoline, Inc. (a)	91,843
		181,642
	Textiles, Apparel & Luxury Goods — 1.0%
1,321	Carter’s, Inc.	90,370
1,180	Columbia Sportswear Co.	93,963
		184,333
	Trading Companies & Distributors — 1.0%
733	GATX Corp.	89,690
993	MSC Industrial Direct Co., Inc., Class A	90,601
		180,291
	Water Utilities — 1.6%
1,316	American States Water Co.	93,225
1,923	California Water Service Group	94,458
2,540	Essential Utilities, Inc.	92,913
		280,596
	Total Common Stocks	17,865,459
	(Cost $16,573,783)
Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
93,264	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (b)	$93,264
	(Cost $93,264)

	Total Investments — 100.3%	17,958,723
	(Cost $16,667,047)
	Net Other Assets and Liabilities — (0.3)%	(50,441)
	Net Assets — 100.0%	$17,908,282

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 17,865,459	$ 17,865,459	$ —	$ —
Money Market Funds	93,264	93,264	—	—
Total Investments	$17,958,723	$17,958,723	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund III
Additional Information
April 30, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.